CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income (loss) for the year	$ 2,548,701		$ 1,053,318	$ (642,417)
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment	(23,710)		(81,953)	31,172
Reclassification of currency translation adjustment reserve	(71,252)	[1],[2]
Change in value of cash flow hedges and instruments at fair value	(5,186)		(1,178)	(9,832)
Income tax relating to components of other comprehensive income			(1,511)	2,376
- Currency translation adjustment	7,336		(11,085)	(31,977)
- Changes in the fair value of derivatives held as cash flow hedges and others	1,435		13	792
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(91,377)		(95,714)	(7,469)
Items that will not be reclassified to profit or loss:
Remeasurements of post-employment benefit obligations	13,577		14,648	(4,971)
Income tax on items that will not be reclassified	(2,673)		(5,137)	770
Remeasurements of post-employment benefit obligations of non-consolidated companies	3,588		3,829	634
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	14,492		13,340	(3,567)
Other comprehensive (loss) for the year	(76,885)		(82,374)	(11,036)
Total comprehensive income (loss) for the year	2,471,816		970,944	(653,453)
Attributable to:
Shareholders' equity	2,476,373		1,016,434	(643,435)
Non-controlling interests	(4,557)		(45,490)	(10,018)
Total comprehensive income (loss) for the year	$ 2,471,816		$ 970,944	$ (653,453)

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 35 “Other Information - Agreement to terminate NKKTubes joint venture”.
[2]	Related to NKKTubes’ cease of operations. For more information see note 35 “Other Relevant Information – Agreement to terminate NKKTubes joint venture”.